Deferred Exploration and Evaluation Expenditure - Schedule of Exploration and Evaluation Phases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Exploration and Evaluation Phases [Abstract]
Balance at beginning of year	$ 39,712,591	$ 35,213,542
Expenditure incurred	3,975,288	1,040,142
Transfer from accounting for investment in joint venture (note 13)	307,495,098
Foreign exchange movement	(7,225,925)	3,458,907
Balance at end of year	$ 343,957,052	$ 39,712,591